UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Semi-Annual Report

March 31, 2017

411 Borel Avenue, Suite 300

San Mateo, CA 94402

Investment Results (Unaudited)

Average Annual Total Returns* as of March 31, 2017

	Six Months	One Year	Three Year	Five Year	Since Inception (9/8/11)
Fuller & Thaler Behavioral Small-Cap Equity Fund
R6 Shares (formerly, Institutional Shares)	16.55%	30.98%	12.55%	15.63%	18.18%
Investor Shares (formerly, A Shares)	16.36%	30.64%	12.19%	15.27%	17.80%
Institutional Shares (formerly, Select Shares)	16.48%	30.85%	12.36%	15.46%	18.02%
Russell 2000® Index(a)	11.52%	26.22%	7.22%	12.35%	14.83%
S&P 500® Index(b)	10.12%	17.17%	10.37%	13.30%	15.65%
			Expense Ratios(c)
			R6 Shares	Investor Shares	Institutional Shares
Gross			2.67%	3.12%	2.87%
With Applicable Waivers			0.82%	1.07%	0.92%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized. Prior to October 26, 2015, the performance reflected represents that of the AllianzGI Behavioral Advantage Large Cap Fund (see Note 1).

(a) The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Effective 12/31/2015, the Fund’s benchmark was updated from the S&P 500® Index to the Russell 2000 as it was determined that the Russell 2000 more closely aligns with the investment strategy of the Fund. The Russell 2000 measures the performance of the small cap segment of the US equity universe. The Russell 2000 is a subset of the Russell 3000® Index and represents approximately 10% of total market capitalization of that index. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b) The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are from the Fund’s prospectus dated January 31, 2017. Fuller & Thaler Asset Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.80%, 1.05% and 0.90% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Fund’s average daily net assets through January 31, 2018, and 0.80%, 1.25% and 1.00% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Fund’s average daily net assets through January 31, 2019. Additional information pertaining to the Fund’s expense ratios as of March 31, 2017 can be found on the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

March 31, 2017

The following chart gives a visual breakdown of the Fund by sector as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks – 91.26%

	Aerospace & Defense – 0.47%
37,000	Kratos Defense & Security Solutions, Inc. *	$287,860

	Auto Components – 1.03%
60,200	Spartan Motors, Inc.	481,600
1,600	Visteon Corp. *	156,720

		638,320

	Automobiles – 1.14%
7,300	Thor Industries, Inc.	701,749

	Banks – 7.02%
88,436	Farmers National Banc Corp.	1,269,057
53,000	Financial Institutions, Inc.	1,746,350
13,284	Northrim Bancorp, Inc.	399,184
23,146	Old Line Bancshares, Inc.	659,198
3,200	Renasant Corp.	127,008
4,620	WashingtonFirst Bankshares, Inc.	129,360

		4,330,157

	Building Products – 0.90%
8,000	Trex Co., Inc. *	555,120

	Capital Markets – 0.43%
1,700	Evercore Partners, Inc. – Class A	132,430
3,400	Moelis & Co. – Class A	130,900

		263,330

	Chemicals – 2.63%
12,200	KMG Chemicals, Inc.	562,054
12,900	Koppers Holdings, Inc. *	546,315
7,700	Trinseo S.A.	516,670

		1,625,039

	Commercial Services & Supplies – 2.98%
38,400	Casella Waste Systems, Inc. – Class A *	541,824
13,900	Quad Graphics, Inc.	350,836
56,400	Steelcase, Inc. – Class A	944,700

		1,837,360

	Construction & Engineering – 4.17%
55,600	Comfort Systems USA, Inc.	2,037,740
8,200	IES Holdings, Inc. *	148,420
10,400	Quanta Services, Inc. *	385,944

		2,572,104

	Diversified Consumer Services – 3.33%
22,800	Capella Education Co.	1,938,570
4,400	Collectors Universe, Inc.	114,840

		2,053,410

	Electronic Equipment, Instruments & Components – 9.39%
5,700	Insight Enterprises, Inc. *	234,213
24,900	PCM, Inc. *	698,445
43,200	Sanmina Corp. *	1,753,920
8,200	SYNNEX Corp.	917,908
117,100	TTM Technologies, Inc. *	1,888,823
18,900	Vishay Precision Group, Inc. *	298,620

		5,791,929

	Equity Real Estate Investment Trusts (REITs) – 4.94%
50,900	Armada Hoffler Properties, Inc.	707,001
16,280	CorEnergy Infrastructure Trust, Inc.	549,938
34,600	Franklin Street Properties Corp.	420,044
24,500	InfraREIT, Inc.	441,000
3,800	OUTFRONT Media, Inc.	100,890
4,300	RLJ Lodging Trust	101,093
16,700	Select Income REIT	430,693
17,500	Xenia Hotels & Resorts, Inc.	298,725

		3,049,384

	Food & Staples Retailing – 0.21%
3,000	Ingles Markets, Inc. –Class A	129,450

	Food Products – 0.37%
3,100	John B. Sanfilippo & Son, Inc.	226,889

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Health Care Equipment & Supplies – 1.75%
6,200	Cutera, Inc. *	$128,340
10,200	Masimo Corp. *	951,252

		1,079,592

	Health Care Providers & Services – 0.61%
1,400	Magellan Health, Inc. *	96,670
6,900	Owens & Minor, Inc.	238,740
2,500	Triple-S Management Corp. – Class B *	43,925

		379,335

	Hotels Restaurants & Leisure – 6.43%
22,100	Bob Evans Farms, Inc.	1,433,627
33,900	Del Frisco’s Restaurant Group, Inc. *	611,895
2,500	J Alexander’s Holdings, Inc. *	25,125
2,200	Marcus Corp./The	70,620
91,100	Ruth’s Hospitality Group, Inc.	1,826,555

		3,967,822

	Household Durables – 0.71%
9,900	Beazer Homes USA, Inc. *	120,087
4,600	NACCO Industries, Inc. – Class A	321,080

		441,167

	Household Products – 2.93%
52,000	Central Garden & Pet Co. – Class A *	1,805,440

	Independent Power and Renewable Electricity Producers – 0.31%
17,300	Calpine Corp. *	191,165

	Insurance – 4.32%
3,600	Allied World Assurance Co. Holdings AG	191,160
5,800	Ambac Financial Group, Inc. *	109,388
21,000	Heritage Insurance Holdings, Inc.	268,170
	Insurance – (continued)
3,300	Maiden Holdings Ltd.	46,200
16,000	OneBeacon Insurance Group Ltd. – Class A	256,000
124,800	State National Companies, Inc.	1,797,120

		2,668,038

	Internet Software & Services – 0.14%
8,900	Bankrate, Inc. *	85,885

	IT Services – 6.61%
25,200	Convergys Corp.	532,980
14,500	CSG Systems International, Inc.	548,245
71,500	Hackett Group, Inc.	1,393,535
46,300	Planet Payment, Inc. *	184,274
19,100	Science Applications International Corp.	1,421,040

		4,080,074

	Leisure Products – 0.08%
1,400	Johnson Outdoors, Inc. – Class A	51,100

	Life Sciences Tools & Services – 4.13%
53,900	Bruker Corp.	1,257,487
9,800	PRA Health Sciences, Inc. *	639,254
23,100	VWR Corp. *	651,420

		2,548,161

	Machinery – 1.75%
23,800	Global Brass & Copper Holdings, Inc.	818,720
10,700	SPX Corp. *	259,475

		1,078,195

	Mortgage Real Estate Investment Trusts (REITs) – 0.07%
2,500	Owens Realty Mortgage, Inc.	44,500

	Multi-Utilities – 0.05%
700	Unitil Corp.	31,521

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)
	Oil, Gas & Consumable Fuels – 0.58%
15,800	Pacific Ethanol, Inc. *	$108,230
6,900	World Fuel Services Corp.	250,125

		358,355

	Pharmaceuticals – 3.51%
55,400	Corcept Therapeutics, Inc. *	607,184
2,100	Heska Corp. *	220,458
47,550	Phibro Animal Health Corp. – Class A	1,336,155

		2,163,797

	Professional Services – 0.69%
12,100	CRA International, Inc.	427,493

	Real Estate Management & Development – 1.64%
2,700	HFF, Inc. – Class A *	74,709
2,200	Marcus & Millichap, Inc. *	54,076
17,900	RMR Group, Inc./The – Class A	886,050

		1,014,835

	Road & Rail – 2.87%
20,700	Landstar System, Inc.	1,772,955

	Semiconductors & Semiconductor Equipment – 3.28%
4,100	Alpha & Omega SemiConductor Ltd. *	70,479
5,200	Cirrus Logic, Inc. *	315,588
97,000	Ultra Clean Holdings, Inc. *	1,636,390

		2,022,457

	Specialty Retail – 5.87%
54,000	DSW, Inc. – Class A	1,116,720
41,500	Francesca’s Holdings Corp. *	637,025

	Specialty Retail – (continued)
65,300	Select Comfort Corp. *	1,618,787
2,200	Winmark Corp.	248,600

		3,621,132

	Textiles, Apparel & Luxury Goods – 0.51%
4,900	Culp, Inc.	152,880
7,500	Perry Ellis International, Inc. *	161,100

		313,980

	Thrifts & Mortgage Finance – 3.41%
4,700	Federal Agricultural Mortgage Corp. – Class C	270,579
158,800	NMI Holdings, Inc. – Class A *	1,810,320
2,100	Western New England Bancorp, Inc.	22,050

		2,102,949

	Total Common Stocks (Cost $51,521,327)	56,312,049

	Cash Equivalents – 15.71%
9,691,121	Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.60% (a)	9,691,121

	Total Cash Equivalents (Cost $9,691,121)	9,691,121

	Total Investments –106.97% (Cost $61,212,448)	66,003,170

	Liabilities in Excess of Other Assets – (6.97)%	(4,298,146)

	NET ASSETS – 100.00%	$61,705,024

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.
*	Non-income producing security.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets
Investments in securities at fair value (cost $61,212,448)	$66,003,170
Receivable for fund shares sold	332,001
Receivable for investments sold	530,755
Dividends receivable	58,998
Prepaid expenses	43,682
Total Assets	66,968,606
Liabilities
Payable for investments purchased	5,193,724
Payable for fund shares redeemed	21,709
Payable to Adviser	9,835
Accrued 12b-1 fees – Investor Shares(a)	14,881
Accrued administrative service fees – Investor Shares(a)	4,827
Accrued administrative service fees – Institutional Shares(b)	887
Payable to administrator, fund accountant, and transfer agent	9,561
Other accrued expenses	8,158
Total Liabilities	5,263,582
Net Assets	$61,705,024
Net Assets consist of:
Paid-in capital	$58,222,903
Accumulated undistributed net investment income	73,510
Accumulated undistributed net realized loss from investment transactions	(1,382,111)
Net unrealized appreciation on investments	4,790,722
Net Assets	$61,705,024
R6 Shares(c):
Net Assets	$3,315,720
Shares outstanding (unlimited number of shares authorized, no par value)	150,598
Net asset value, offering and redemption price per share	$22.02
Investor Shares(a):
Net Assets	$30,405,361
Shares outstanding (unlimited number of shares authorized, no par value)	1,398,478
Net asset value, offering and redemption price per share	$21.74
Institutional Shares(b):
Net Assets	$27,983,943
Shares outstanding (unlimited number of shares authorized, no par value)	1,279,819
Net asset value, offering and redemption price per share	$21.87

(a)	A Shares were renamed Investor Shares on January 30, 2017.
(b)	Select Shares were renamed Institutional Shares on January 30, 2017.
(c)	Institutional Shares were renamed R6 Shares on January 30, 2017.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Statement of Operations

For the six months ended March 31, 2017 (Unaudited)

Investment Income:
Dividend income (net of foreign taxes withheld of $645)	$262,639
Total investment income	262,639
Expenses:
Investment Adviser	103,060
Registration	35,510
12b-1 – Investor Shares(a)	20,760
Administration	19,566
Fund accounting	14,744
Administrative services – Investor Shares(a)	8,878
Administrative services – Institutional Shares(b)	3,694
Transfer agent	12,393
Audit	10,717
Printing	8,968
Legal	6,455
Custodian	4,774
Trustee	3,030
Pricing	2,383
Miscellaneous	13,882
Total expenses	268,814
Fees contractually waived and expenses reimbursed by Adviser	(115,084)
Net operating expenses	153,730
Net investment income	108,909
Net Realized and Change in Unrealized Gain on Investments
Net realized gain on investment securities transactions	158,330
Net change in unrealized appreciation of investment securities	4,050,754
Net realized and unrealized gain on investments	4,209,084
Net increase in net assets resulting from operations	$4,317,993

(a)	A Shares were renamed Investor Shares on January 30, 2017.
(b)	Select Shares were renamed Institutional Shares on January 30, 2017.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Statements of Changes in Net Assets

	For the six months ended March 31, 2017 (Unaudited)	For the year ended September 30, 2016
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$108,909	$150,399
Net realized gain (loss) on investment securities transactions	158,330	(1,039,731)
Net change in unrealized appreciation of investment securities	4,050,754	1,066,736
Net increase in net assets resulting from operations	4,317,993	177,404
Distributions From:
Net investment income:
R6 Shares(a)	(14,527)	(227,200)
Investor Shares(b)	(56,063)	(40,148)
Institutional Shares(c)	(58,034)	(265)
Net realized gains:
R6 Shares(a)	–	(1,854,228)
Investor Shares(b)	–	(336,805)
Institutional Shares(c)	–	(2,229)
	(128,624)	(2,460,875)
Capital Transactions:
R6 Shares(a):
Proceeds from shares sold	157,554	901,044
Reinvestment of distributions	14,527	2,081,427
Amount paid for shares redeemed	(525,714)	(13,082,906)
Total R6 Shares	(353,633)	(10,100,435)
Investor Shares(b):
Proceeds from shares sold	25,603,534	2,166,579
Shares issued in connection with Reorganization(d)	–	2,552,871
Reinvestment of distributions	31,779	368,436
Amount paid for shares redeemed	(1,547,302)	(1,478,847)
Total Investor Shares	24,088,011	3,609,039
C Shares(d):
Proceeds from shares sold	–	6,815
Shares redeemed in connection with Reorganization	–	(429,826)
Amount paid for shares redeemed	–	(310,842)
Total C Shares	–	(733,853)
D Shares(d):
Proceeds from shares sold	–	7,358
Shares redeemed in connection with Reorganization	–	(2,123,045)
Amount paid for shares redeemed	–	(26,679)
Total D Shares	–	(2,142,366)

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Statements of Changes in Net Assets (continued)

	For the six months ended March 31, 2017 (Unaudited)	For the year ended September 30, 2016
Capital Transactions (continued):
Institutional Shares(c):
Proceeds from shares sold	$25,662,512	$1,968,894
Reinvestment of distributions	53,301	2,495
Amount paid for shares redeemed	(1,540,968)	(86,707)
Total Institutional Shares	24,174,845	1,884,682
Net increase (decrease) in net assets resulting from capital transactions	47,909,223	(7,482,933)
Total Increase (Decrease) in Net Assets	52,098,592	(9,766,404)
Net Assets
Beginning of period	9,606,432	19,372,836
End of period	$61,705,024	$9,606,432
Accumulated net investment income included in net assets at end of period	$73,510	$93,225
Share Transactions:
R6 Shares(a):
Shares sold	7,271	53,346
Shares issued in reinvestment of distributions	670	126,147
Shares redeemed	(24,656)	(844,178)
Total R6 Shares	(16,715)	(664,685)
Investor Shares(b):
Shares sold	1,239,949	117,652
Shares issued in connection with Reorganization(d)	–	129,981
Shares issued in reinvestment of distributions	1,484	22,521
Shares redeemed	(73,271)	(85,474)
Total Investor Shares	1,168,162	184,680
C Shares(d):
Shares sold	–	359
Shares redeemed in connection with Reorganization	–	(22,500)
Shares redeemed	–	(16,472)
Total Investor Shares	–	(38,613)
D Shares(d):
Shares sold	–	382
Shares redeemed in connection with Reorganization	–	(109,062)
Shares redeemed	–	(1,388)
Total Investor Shares	–	(110,068)
Institutional Shares(c):
Shares sold	1,237,059	110,957
Shares issued in reinvestment of distributions	2,477	152
Shares redeemed	(71,814)	(4,363)
Total Institutional Shares	1,167,722	106,746

(a)	Institutional Shares were renamed R6 Shares on January 30, 2017.
(b)	A Shares were renamed Investor Shares on January 30, 2017.
(c)	Select Shares were renamed Institutional Shares on January 30, 2017.
(d)	Effective October 23, 2015, C Shares and D Shares were converted to A Shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – R6 Shares (formerly, Institutional Shares)

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the six months ended March 31, 2017 (unaudited)		For the year ended September 30, 2016	Period ended September 30, 2015(a)		Years ended November 30,			Period ended November 30, 2011(b)
						2014	2013	2012
Net asset value, at beginning of period	$18.97		$18.84	$25.83		$23.74	$19.10	$16.06	$15.00

Income from investment operations:

Net investment income(c)	0.09		0.25	0.25		0.31	0.30	0.34	0.05

Net realized and unrealized gain (loss) on investments	3.05		2.42	(0.96)		2.81	5.73	2.77	1.01

Total from investment operations	3.14		2.67	(0.71)		3.12	6.03	3.11	1.06

Distributions from:

Net investment income	(0.09)		(0.28)	(0.42)		(0.19)	(0.30)	(0.07)	–

Net realized gain	–		(2.26)	(5.86)		(0.84)	(1.09)	–	–

Total from distributions	(0.09)		(2.54)	(6.28)		(1.03)	(1.39)	(0.07)	–

Net asset value, at end of period	$22.02		$18.97	$18.84		$25.83	$23.74	$19.10	$16.06

Total Return(d)	16.55	%(e)	16.14%	(4.09	)%(e)	13.79%	34.02%	19.46%	7.07	%(e)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$3,316		$3,174	$15,677		$74,044	$48,281	$17,172	$10,705

Before waiver:

Ratio of expenses to average net assets	1.36	%(f)	2.65%	0.99	%(f)(g)	0.76%	1.05%	2.32%	2.58	%(f)

After waiver:

Ratio of expenses to average net assets	0.70	%(f)	0.64%	0.55	%(f)(g)	0.55%	0.55%	0.55%	0.55	%(f)

Ratio of net investment income to average net assets	0.72	%(f)	1.33%	1.33	%(f)(g)	1.29%	1.44%	1.88%	1.48	%(f)

Portfolio turnover(h)	15	%(e)	194%	108	%(e)	89%	64%	76%	0	%(e)(i)

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	For the period September 8, 2011 (commencement of operations) through November 30, 2011.
(c)	Per share net investment income has been calculated using the average shares method.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions .
(e)	Not annualized.
(f)	Annualized.
(g)	Certain expenses incurred by the Fund were not annualized.
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Amount rounds to less than 1%.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Investor Shares (formerly, A Shares)

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the six months ended March 31, 2017 (unaudited)		For the year ended September 30, 2016	Period ended September 30, 2015(a)		Years ended November 30,			Period ended November 30, 2011(b)
						2014	2013	2012
Net asset value, at beginning of period	$18.75		$18.70	$25.67		$23.72	$19.04	$16.05	$15.00

Income from investment operations:

Net investment income (c)	0.05		0.20	0.20		0.24	0.24	0.29	0.04

Net realized and unrealized gain (loss) on investments	3.02		2.38	(0.96)		2.79	5.73	2.76	1.01

Total from investment operations	3.07		2.58	(0.76)		3.03	5.97	3.05	1.05

Distributions from:

Net investment income	(0.08)		(0.27)	(0.35)		(0.24)	(0.20)	(0.06)	–

Net realized gain	–		(2.26)	(5.86)		(0.84)	(1.09)	–	–

Total from distributions	(0.08)		(2.53)	(6.21)		(1.08)	(1.29)	(0.06)	–

Net asset value, at end of period	$21.74		$18.75	$18.70		$25.67	$23.72	$19.04	$16.05

Total Return(d)	16.36	%(e)	15.74%	(4.33	)%(e)	13.43%	33.61%	19.07%	7.00	%(e)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$30,405		$4,319	$853		$10,023	$8,607	$49	$11

Before waiver:

Ratio of expenses to average net assets	1.71	%(f)	2.90%	1.27	%(f)(g)	1.02%	1.25%	2.76%	2.84	%(f)

After waiver:

Ratio of expenses to average net assets	0.95	%(f)	0.89%	0.81	%(f)(g)	0.82%	0.83%	0.90%	0.90	%(f)

Ratio of net investment income to average net assets	0.55	%(f)	1.32%	1.11	%(f)(g)	1.02%	1.09%	1.59%	1.14	%(f)

Portfolio turnover(h)	15	%(e)	194%	108	%(e)	89%	64%	76%	0	%(e)(i)

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	For the period September 8, 2011 (commencement of operations) through November 30, 2011.
(c)	Per share net investment income has been calculated using the average shares method.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Certain expenses incurred by the Fund were not annualized.
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Amount rounds to less than 1%.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Institutional Shares (formerly, Select Shares)

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the six months ended March 31, 2017 (unaudited)		For the year ended September 30, 2016	Period ended September 30, 2015(a)		Years ended November 30,			Period ended November 30, 2011(b)
						2014	2013	2012
Net asset value, at beginning of period	$18.85		$18.77	$25.84		$23.74	$19.09	$16.05	$15.00

Income from investment operations:

Net investment income(c)	0.08		0.23	0.23		0.31	0.29	0.32	0.05

Net realized and unrealized gain (loss) on investments	3.03		2.38	(0.97)		2.78	5.71	2.79	1.00

Total from investment operations	3.11		2.61	(0.74)		3.09	6.00	3.11	1.05

Distributions from:

Net investment income	(0.09)		(0.27)	(0.47)		(0.15)	(0.26)	(0.07)	–

Net realized gain	–		(2.26)	(5.86)		(0.84)	(1.09)	–	–

Total from distributions	(0.09)		(2.53)	(6.33)		(0.99)	(1.35)	(0.07)	–

Net asset value, at end of period	$21.87		$18.85	$18.77		$25.84	$23.74	$19.09	$16.05

Total Return(d)	16.48	%(e)	15.86%	(4.21	)%(e)	13.64%	33.83%	19.43%	7.00	%(e)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$27,984		$2,113	$100		$117	$17	$13	$11

Before waiver:

Ratio of expenses to average net assets	1.41	%(f)	2.75%	1.23	%(f)(g)	0.81%	1.20%	2.38%	2.70	%(f)

After waiver:

Ratio of expenses to average net assets	0.80	%(f)	0.74%	0.65	%(f)(g)	0.65%	0.65%	0.65%	0.65	%(f)

Ratio of net investment income to average net assets	0.69	%(f)	1.70%	1.25	%(f)(g)	1.29%	1.42%	1.76%	1.39	%(f)

Portfolio turnover(h)	15	%(e)	194%	108	%(e)	89%	64%	76%	0	%(e)(i)

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	For the period September 8, 2011 (commencement of operations) through November 30, 2011.
(c)	Per share net investment income has been calculated using the average shares method.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Certain expenses incurred by the Fund were not annualized.
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Amount rounds to less than 1%.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements

March 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The Fuller & Thaler Behavioral Small-Cap Equity Fund (“the Fund”) (formerly, the Fuller & Thaler Behavioral Core Equity Fund) was organized as a diversified series of Capitol Series Trust (the “Trust”) on March 18, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “Fuller & Thaler”). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund currently offers three share classes: R6 Shares (formerly Institutional Shares), Investor Shares (formerly A Shares) and Institutional Shares (formerly Select Shares). Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

Reorganization – The Fuller & Thaler Behavioral Small-Cap Equity Fund is the legal successor to the AllianzGI Behavioral Advantage Large Cap Fund (the “Predecessor Fund”), a series of the Allianz Funds Multi-Strategy Trust, an unaffiliated registered investment company. On October 23, 2015, the Fund (which had no prior activity or net assets) acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization (the “Reorganization”).

The Reorganization was accomplished by a tax-free exchange of 171,108 shares of the Fund’s Class A Shares, valued at $3,360,777 for the 41,127, 22,500 and 109,062 shares, respectively, of the Class A Shares, Class C Shares and Class D Shares of the Predecessor Fund outstanding on October 23, 2015; 830,504 shares of the Fund’s Institutional Shares, valued at $16,440,186 for the 830,504 shares of the Institutional Shares of the Predecessor Fund outstanding on October 23, 2015; and 4,856 shares of the Fund’s Select Shares, valued at $95,761 for the 4,856 shares, of the Class P Shares of the Predecessor Fund outstanding on October 23, 2015.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $19,896,724, including $676,339 of unrealized appreciation, $230,311 of undistributed net investment income, and $1,642,910 of accumulated realized gain.

The accounting and performance history of the Class A, Class P and Institutional Class Shares of the Predecessor Fund were re-designated as that of the Class A, Select and Institutional Shares of the Fund, respectively.

The Reorganization shifted the investment advisory responsibility from Allianz Global Investors Fund Management LLC to Fuller & Thaler. Prior to the Reorganization, Fuller & Thaler served as the Predecessor Fund’s sub-adviser, thus maintaining the continuity of the portfolio management.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board-approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks *	$56,312,049	$–	$–	$56,312,049
Cash Equivalents	9,691,121	–	–	9,691,121
Total	$66,003,170	$–	$–	$66,003,170

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of March 31, 2017 based on input levels assigned at September 30, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets. For the six months ended March 31, 2017, the Adviser earned fees of $103,060 from the Fund. At March 31, 2017, the Fund owed the Adviser $9,835.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and (v) indirect expenses such as acquired fund fees and expenses) do not exceed 0.80%, 1.05% and .90% for R6 Shares, Investor Shares and Institutional Shares, respectively, of the Fund’s average daily net assets through January 31, 2018, and 0.80%, 1.25% and 1.00% for R6 Shares, Investor Shares and Institutional Shares, respectively, of the Fund’s average daily net assets through January 31, 2019. The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within three years following the date in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the Expense Limitation that was in effect at the time of the waiver or reimbursement. This expense cap agreement may be terminated by the Board at any time.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Amount	Recoverable through
$202,337	September 30, 2019
$115,084	September 30, 2020

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2017, Ultimus earned fees of $19,566 for administration services, $12,393 for transfer agent services, and $14,744 for fund accounting services. At March 31, 2017, the Fund owed Ultimus $9,561 for such services.

The officers and one Trustee of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s Investor Shares in connection with the promotion and distribution of the Fund’s Investor Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Shares shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the Investor Shares of the Fund may be less than fees paid out by the class under the Plan.

The Fund has adopted an Administrative Services Plan (the “Services Plan”) for Investor Shares and Institutional Shares of the Fund. The Services Plan allows the Fund to use Investor Shares or Institutional Shares to pay financial intermediaries that provide services relating to Investor Shares and Institutional Shares. The Services Plan permits payments for the provision of certain administrative, record keeping and other services to Investor Shares and Institutional Shares shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares.

Effective 1/30/17, in conjunction with the change in the share class name to Investor Shares from A Shares, the maximum sales charge on purchases of 5.50% as a percentage of the original purchase price was eliminated. For the period from October 1, 2016 through January 30, 2017, the Distributor received $15,302 from commissions earned on sales of Investor Shares, of which $13,272 was re-allowed to intermediaries of the Fund.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2017, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$47,964,277
Sales	$4,668,679

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2017.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2017, Charles Schwab & Co., Inc. (“Schwab”) owned 47% of the outstanding shares of the Fund. It is not known whether Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

As of March 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$5,554,632
Gross Unrealized Depreciation	(777,260)
Net Unrealized Appreciation (Depreciation)	$4,777,372

At March 31, 2017, the aggregate cost of securities for federal income tax purposes was $61,225,798 for the Fund. The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of wash losses.

The tax character of distributions paid during the fiscal year ended September 30, 2016 was as follows:

Distributions paid from:
Ordinary Income	$299,373
Net Long-Term Capital Gains	2,161,502
Total Distributions Paid	$2,460,875

At September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$85,732
Accumulated Capital and Other Losses	(1,519,598)
Unrealized Appreciation (Depreciation)	726,618
Total Accumulated Earnings (Deficit)	$(707,248)

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended September 30, 2016, the Fund deferred post October capital losses in the amount of $1,519,598.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no items requiring additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses – (Unaudited) (continued)

		Beginning Account Value, October 1, 2016	Ending Account Value, March 31, 2017	Expenses Paid During Period(a)	Annualized Expense Ratio
Fuller & Thaler Behavioral Small-Cap Equity Fund
R6 Shares	Actual	$1,000.00	$1,165.50	$3.77	0.70%

	Hypothetical(b)	$1,000.00	$1,021.45	$3.52	0.70%

Investor Shares	Actual	$1,000.00	$1,163.60	$5.11	0.95%

	Hypothetical(b)	$1,000.00	$1,020.21	$4.77	0.95%

Institutional Shares	Actual	$1,000.00	$1,164.80	$4.29	0.80%

	Hypothetical(b)	$1,000.00	$1,020.96	$4.01	0.80%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (888) 912-4562 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Robert G. Dorsey, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany R. Franklin, Secretary

INVESTMENT ADVISER

Fuller & Thaler Asset Management, Inc.

411 Borel Avenue, Suite 300

San Mateo, CA 94402

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 500

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By	(Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date            5/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date            5/24/17

By	(Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date            5/24/17